Valuation and qualifying accounts - Schedule of valuation and qualifying accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	$ 995	$ 1,424	$ 636
Charged to costs and expenses	23	(90)	866
Exchange adjustments	10	(7)	1
Deductions	(90)	(332)	(79)
Valuation allowances and reserves, end of period	938	995	1,424
Valuation Allowances And Reserves, Balance 1	938	995	1,424
Fixed asset investments
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	3,298	3,183	3,050
Charged to costs and expenses	179	140	176
Exchange adjustments	0	0	(1)
Deductions	(62)	(25)	(42)
Valuation allowances and reserves, end of period	3,415	3,298	3,183
Valuation Allowances And Reserves, Balance 1	3,415	3,298	3,183
Credit impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	858	1,301
Valuation allowances and reserves, end of period	811	858	1,301
Valuation Allowances And Reserves, Balance 1	811	858	1,301
Not credit-impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	137	123
Valuation allowances and reserves, end of period	127	137	123
Valuation Allowances And Reserves, Balance 1	$ 127	$ 137	$ 123